Loans Payable Related Parties	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]
Loans Payable Related Parties [Text Block]	Note 5 – Loans Payable – Related Parties

As at September 30, 2011, the loans payable included followings:

  $74,062 payable to a shareholder of the Company. The amount is unsecured and non-interest bearing. Until November 4, 2011, the loan was due on demand. Pursuant to a loan terms agreement executed by the Company and the shareholder on November 4, 2011, the terms of repayment were amended to specify that ten per cent (10%) of the gross proceeds of any prospective debt or equity financing undertaken by the Company would be applied to the repayment of the principal of this loan until fully repaid. Any balance remaining outstanding on November 4, 2016 would then be fully due and payable.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the nine month period ended September 30, 2011, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.68% thereby leading to the recognition of interest expense of $5,068. A corresponding amount was classified as additional paid-in capital.

Note 5 – Loans Payable – Related Parties

As at December 31, 2010, the loans payable included the following:

  $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2010, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.5% thereby leading to the recognition of interest expense of $3,009. A corresponding amount was classified as additional paid-in capital.

Note 3 – Loans Payable

During the period, the Company borrowed $2,142 from an independent third party. The loan is unsecured, non-interest bearing and due on demand.

Subsequent to December 31, 2009, the independent third party purchased shares of the Company and became a shareholder. The Company further borrowed an additional $29,320 from the shareholder, resulting in total loan payable of $31,462.